SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended
	Oct. 03, 2023	Apr. 30, 2023	Apr. 17, 2023	Jan. 26, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	May 15, 2023	Jan. 24, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, Shares authorized												100,000,000	100,000,000
Common stock issued for service, amount					$ 106,000	$ 204,209	$ 871,038	$ 240,000
Equity Financing Agreement [Member]
Stock issued		4,994,404
Class E Preferred Stock
Preferred stock, Shares authorized										5,000
Class A Preferred Stock
Stock issued			79,763,999
Conversion of stock			1,595,279,980
Conversion ratio			20:1
Preferred stock outstanding and converted									1,000,000
Purchase Agreement [Member] | GHS [Member]
Preferred stock purchased											750
Purchase Agreement [Member] | GHS [Member] | Tranche Two [Member]
Preferred stock purchased											250
Preferred Stock purchase price per share											$ 1,000
Purchase Agreement [Member] | GHS [Member] | Tranche One [Member]
Preferred stock purchased											100
Preferred Stock purchase price per share											$ 1,000
Purchase Agreement [Member] | Icon Capital Group, LLC [Member]
Placement agent fee, gross proceeds, percentage				2.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Convertible promissory note issued	$ 78,500
Interest rate	12.00%
Note maturity period	Jul. 30, 2024
Description of conversion price	The Conversion Price shall mean 75% multiplied by the lowest trading price for the common stock during the ten (10) trading days prior to the conversion date (representing a discount rate of 25%)
Securities Purchase Agreement [Member] | Subsequent Event [Member] | October 3, 2023 [Member]
Convertible promissory note issued	$ 145,205
Interest rate	12.00%
Description of conversion price	shall be paid in nine (9) payments each in the amount of $18,069 (a total payback to the holder of $162,629). The first payment is due November 15, 2023, with eight (8) subsequent payments due each month thereafter
Original issue discount	$ 16,705
Description of accrued, unpaid interest and outstanding principal	shall mean 75% multiplied by the lowest trading price for the common stock during the ten (10) trading days prior to the conversion date (representing a discount rate of 25%)
Equity Financing and Registration Rights Agreements [Member] | GHS [Member]
Common stock issued for service, amount				$ 10,000,000
Equity Financing Agreement, description				The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The Purchase Price of the Put shall be eighty percent (80%) percent of the traded price of the Common Stock during the ten (10) consecutive Trading Days preceding the relevant Trading Day on which GHS receives a Put Notice. Following an up-list of the Company’s Common Stock to the NASDAQ or equivalent national exchange, the Purchase Price shall be ninety percent (90%) of the Market Price, subject to a floor price of $.02 per share, below which the Company shall not deliver a Put
Maximum amount of each Put will not exceed				$ 500,000
Minimum amount of each Put				10,000
Purchased an aggregate of the Common Stock				$ 10,000,000
Registration Rights Agreement, description				The Registration Rights Agreement provides that the Company shall (i) use its best efforts to file with the Commission the Registration Statement within 30 days of the date of the Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the Commission within 30 days after the date the Registration Statement is filed with the Commission, but in no event more than 90 days after the Registration Statement is filed